CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
NET LOSS	$ 29,336	$ 16,517	$ 11,484
OTHER COMPREHENSIVE LOSS (INCOME):
Net unrealized losses (gains) from marketable securities	(65)	103	68
Gains (losses) on marketable securities reclassified into net loss	4	(57)	11
Net unrealized losses (gains) on derivative financial instruments	(20)	5
Gains on derivative financial instruments reclassified into net loss	13
TOTAL OTHER COMPREHENSIVE LOSS (INCOME)	(68)	51	79
TOTAL COMPREHENSIVE LOSS	$ 29,268	$ 16,568	$ 11,563